Net Loss per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Net loss per Share
Note 7. Net Loss Per Share
The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(U.S. $ in thousands, except per share amounts)		(U.S. $ in thousands, except per share amounts)
Numerator:
Net loss for basic and diluted net loss per share	$(16,865)	$(16,745)	$(40,690)	$(29,799)
Denominator:
Weighted average shares, net of treasury shares - for basic and diluted net loss per share	87,053	83,485	86,723	77,722

Net loss per share
Basic and diluted	$(0.19)	$(0.20)	$(0.47)	$(0.38)
The computation of diluted net loss per share excluded share awards of 5.7 million shares and 3.1 million shares for the three months ended June 30, 2026 and 2025, respectively, because the inclusion of those shares would have had an anti-dilutive effect on the diluted net loss per share. The computation of diluted net loss per share excluded share awards of $5.7 million shares and $2.1 million shares for the six months ended June 30, 2026 and 2025 respectively, because the inclusion of those shares would have had an anti-dilutive effect on the diluted net loss per share.